CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	22.00%	30.00%	24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	45.00%	48.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	78.00%	59.00%	37.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%		10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%